As filed with the Securities and Exchange Commission on January 31, 2014

1933 Act File No. 033-11387
1940 Act File No. 811-04984

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 178	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 177	[ X ]
(Check appropriate box or boxes.)

AMERICAN BEACON FUNDS
(Exact Name of Registrant as Specified in Charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas  76155
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (817) 391-6100

Gene L. Needles, Jr., President 4151 Amon Carter Boulevard MD 2450 Fort Worth, Texas 76155 (Name and Address of Agent for Service)	With copies to: Kathy K. Ingber, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on February 18, 2014 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 178 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until February 18, 2014, the effectiveness of the registration statement for the American Beacon Global Evolution Frontier Markets Income Fund, filed in Post-Effective Amendment No. 171 (“PEA No. 171”) on November 19, 2013, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.  Since no other changes are intended to be made to PEA No. 171 by means of this filing, Parts A, B and C of PEA No. 171 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the American Beacon Global Evolution Frontier Markets Income Fund is incorporated herein by reference to Part A of PEA No. 171.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the American Beacon Global Evolution Frontier Markets Income Fund is incorporated herein by reference to Part B of PEA No. 171.

PART C – OTHER INFORMATION

The Part C for the American Beacon Global Evolution Frontier Markets Income Fund is incorporated herein by reference to Part C of PEA No. 171.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 178 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on January 31, 2014.

AMERICAN BEACON FUNDS
By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 178 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene L. Needles, Jr.	President (Principal Executive Officer)	January 31, 2014
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer)	January 31, 2014
Melinda G. Heika

Gerard J. Arpey*	Trustee	January 31, 2014
Gerard J. Arpey

W. Humphrey Bogart*	Trustee	January 31, 2014
W. Humphrey Bogart

Brenda A. Cline*	Trustee	January 31, 2014
Brenda A. Cline

Eugene J. Duffy*	Trustee	January 31, 2014
Eugene J. Duffy

Thomas M. Dunning*	Trustee	January 31, 2014
Thomas M. Dunning

Alan D. Feld*	Trustee	January 31, 2014
Alan D. Feld

Richard A. Massman*	Chairman and Trustee	January 31, 2014
Richard A. Massman

Barbara J. McKenna*	Trustee	January 31, 2014
Barbara J. McKenna

R. Gerald Turner*	Trustee	January 31, 2014
R. Gerald Turner

*By	/s/ Rosemary K. Behan
Rosemary K. Behan
Attorney-In-Fact